Convertible loans - Valuation of Derivative (Details)	May 19, 2020 $ / shares	Dec. 31, 2022 $ / shares period	Dec. 31, 2021 period $ / shares
Initial Public Offering
Disclosure of detailed information about borrowings [line items]
Offering price per share (in USD per share)	$ 19.00
Written put options (in USD per share) | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		24.70	24.70
Written put options (in USD per share) | Derivatives | Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		28.07	28.07
Forced Conversion Price (in USD per share) | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		67.93	67.93
Forced Conversion Price (in USD per share) | Derivatives | Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		77.19	77.19
Share Price (in USD per share) | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		10.33	20.20
Share Price (in USD per share) | Derivatives | Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		10.33	20.20
Risk Free, Interest Rate | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		0.032	0.010
Risk Free, Interest Rate | Derivatives | Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		0.032	0.010
Expected Volatility | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		0.85	0.77
Expected Volatility | Derivatives | Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		0.85	0.77
Expected Term | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | period		32.5	40
Expected Term | Derivatives | Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations | period		32.5	40
Dividend Yield | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		0	0
Dividend Yield | Derivatives | Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		0	0
Recovery Rate [Member] | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		0.05	0.05
Recovery Rate [Member] | Derivatives | Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		0.05	0.05
Implied Bond Yield [Member] | Derivatives | Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		0.120	0.088
Implied Bond Yield [Member] | Derivatives | Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Key inputs for valuations		0.120	0.088